SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

"Rule 24f-2 Notice"

Fidelity Money Market Trust


(Name of Registrant)

File No. 2-62417



FILE NO. 2-62417


Fidelity Money Market Trust
: U.S. Treasury Portfolio


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended August 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

201,530,386 shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

10,562,642 shares


(iv)    Number of Securities Sold During Fiscal Year

797,281,488 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

797,281,488 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


797,281,488

$
797,281,488

Redemptions See Note (2) :


(797,281,488)

$
(797,281,488)


Note (2) :    The total number of shares redeemed for the total dollar amount of redemptions for the fiscal period ended August 31, 1995
, aggregated
854,832,797
 and $854,832,797
, respectively. An additional filing
pursuant to Rule 24e-2 can be made to register a number of shares that will include the share redemptions not utilized under Rule 24f-2.

Net Sales Pursuant to Rule 24f-2:


0

$
0



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $0


Fidelity Money Market Trust
:

U.S. Treasury Portfolio


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-62417


Fidelity Money Market Trust
: U.S. Government Portfolio


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended August 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

856,931,809 shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

37,772,409 shares


(iv)    Number of Securities Sold During Fiscal Year

924,135,447 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

868,914,229 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


868,914,229

$
868,914,229

Redemptions:


(868,914,229)

$
(868,914,229)

Net Sales Pursuant to Rule 24f-2:


0

$
0



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $0


Fidelity Money Market Trust
:

U.S. Government Portfolio


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-62417


Fidelity Money Market Trust
: Domestic Money Market Portfolio


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended August 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

1,626,950,908 shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

220,824,562 shares


(iv)    Number of Securities Sold During Fiscal Year

2,232,610,577 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

2,232,610,577 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


2,232,610,577

$
2,232,610,577

Redemptions See Note (2) :


(2,232,610,577)

$
(2,232,610,577)


Note (2) :    The total number of shares redeemed for the total dollar amount of redemptions for the fiscal period ended August 31, 1995
, aggregated
2,343,183,252
 and $2,343,183,252
, respectively. An additional filing
pursuant to Rule 24e-2 can be made to register a number of shares that will include the share redemptions not utilized under Rule 24f-2.

Net Sales Pursuant to Rule 24f-2:


0

$
0



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $0


Fidelity Money Market Trust
:

Domestic Money Market Portfolio


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-62417


Fidelity Money Market Trust
: Retirement Money Market


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended August 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

No shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

No shares


(iv)    Number of Securities Sold During Fiscal Year

4,357,739,794 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

4,357,739,794 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


4,357,739,794

$
4,357,739,794

Redemptions:


(3,007,122,850)

$
(3,007,122,850)

Net Sales Pursuant to Rule 24f-2:


1,350,616,944

$
1,350,616,944



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $465,729.98


Fidelity Money Market Trust
:

Retirement Money Market


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-62417


Fidelity Money Market Trust
: Retirement Government Money Market


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended August 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

No shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

No shares


(iv)    Number of Securities Sold During Fiscal Year

1,748,370,223 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

1,748,370,223 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


1,748,370,223

$
1,748,370,223

Redemptions:


(1,240,661,774)

$
(1,240,661,774)

Net Sales Pursuant to Rule 24f-2:


507,708,449

$
507,708,449



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $175,071.88


Fidelity Money Market Trust
:

 Retirement Government Money Market


By  John H. Costello

        Assistant Treasurer
